LEASES - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 8,147
Lessee, Operating Lease, Liability, to be Paid, Year Two	7,884
Lessee, Operating Lease, Liability, to be Paid, Year Three	7,561
Lessee, Operating Lease, Liability, to be Paid, Year Four	7,524
Lessee, Operating Lease, Liability, to be Paid, Year Five	7,100
Lessee, Operating Lease, Liability, to be Paid, after Year Five	36,365
Total lease payments	74,582
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ (14,781)
Operating Lease, Liability	Other liabilities	Other liabilities